                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31

Date of Reporting Period:  July 1, 2006 - September 30, 2006

                                                      NAVELLIER MILLENNIUM FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

TOP 20 PORTFOLIO

  Shares                                                            Market Value
---------                                                           ------------
            COMMON STOCKS -- 94.5%
            APPAREL -- 5.3%
   17,194   The Dress Barn, Inc.*                                     $  375,173
                                                                      ----------
            CONSUMER PRODUCTS & SERVICES -- 8.1%
    7,737   Archer-Daniels-Midland Co.                                   293,077
    8,597   Hansen Natural Corp.*                                        279,231
                                                                      ----------
                                                                         572,308
                                                                      ----------
            ELECTRONIC INSTRUMENTS & CONTROLS -- 9.7%
    7,336   Garmin Ltd.                                                  357,849
   13,756   The Lamson & Sessions Co.*                                   327,668
                                                                      ----------
                                                                         685,517
                                                                      ----------
            FINANCIAL SERVICES -- 10.5%
    2,178   Goldman Sachs Group                                          368,451
    8,110   Investment Technology Group, Inc.*                           362,923
                                                                      ----------
                                                                         731,374
                                                                      ----------
            INSURANCE -- 5.4%
    9,973   Loews Corp.                                                  377,977
                                                                      ----------
            INTERNET SOFTWARE SERVICES -- 4.7%
    6,620   Akamai Technologies, Inc.*                                   330,934
                                                                      ----------
            MEDICAL SUPPLIES -- 4.5%
    4,832   Laboratory Corporation of America Holdings*                  316,834
                                                                      ----------
            METALS -- 4.1%
    9,944   Ladish Co., Inc.*                                            287,183
                                                                      ----------
            MISCELLANEOUS FABRICATED PRODUCTS -- 4.7%
    9,342   Encore Wire Corp.*                                           329,679
                                                                      ----------
            OIL/GAS -- 8.8%
   14,902   Covanta Holding Corp.*                                       320,840
    4,562   Veritas DGC, Inc.*                                           300,271
                                                                      ----------
                                                                         621,111
                                                                      ----------
            PERSONAL SERVICES -- 5.5%
    6,219   Nutri/System, Inc.*                                          387,382
                                                                      ----------

            COMMON STOCKS -- 94.5% (CONTINUED)
            PHARMACEUTICALS -- 4.2%
    6,792   Celgene*                                                  $  294,094
                                                                      ----------
            REAL ESTATE OPERATIONS -- 5.2%
    8,300   Brookfield Asset Management, Inc.                            368,022
                                                                      ----------
            SEMICONDUCTORS -- 4.6%
   11,022   NVIDIA Corp.*                                                326,141
                                                                      ----------
            TRANSPORTATION -- 9.2%
   13,756   Air Methods Corp.*                                           324,642
    3,754   Lockheed Martin Corp.                                        323,069
                                                                      ----------
                                                                         647,711
                                                                      ----------
            TOTAL COMMON STOCKS (COST $6,277,365)                      6,651,440
                                                                      ----------
            SHORT-TERM INVESTMENTS -- 0.3%
            MONEY MARKET FUNDS -- 0.0%
      472   FBR Fund for Government Investors (Cost $472)                    472

            REPURCHASE AGREEMENTS -- 0.3%
   19,993   FBR Repo, 4.50%, 10/2/06                                      19,993
                                                                      ----------
            TOTAL SHORT-TERM INVESTMENTS (COST $20,465)                   20,465
                                                                      ----------
            TOTAL INVESTMENTS -- 94.8%                                 6,671,905
               (COST $6,297,830)
            Other Assets in Excess of Liabilities -- 5.2%                365,743
                                                                      ----------
            NET ASSETS -- 100.0%                                      $7,037,648
                                                                      ==========

*    Non-income producing.

ADR -- American Depositary Receipts

See accompanying notes to portfolio of investments.

                                                      NAVELLIER MILLENNIUM FUNDS

PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

  Shares                                                            Market Value
---------                                                           ------------
            COMMON STOCKS -- 96.7%
            APPAREL -- 2.1%
      888   Benetton Group S.p.A. ADR (Italy)                         $   30,547
                                                                      ----------
            AUTOMOBILES -- 4.8%
    1,425   Fiat S.p.A. ADR (Italy)*                                      22,658
      990   HONDA MOTOR CO., LTD. ADR (Japan)                             33,293
      715   Tata Motors Ltd. (India)                                      13,285
                                                                      ----------
                                                                          69,236
                                                                      ----------
            BANKING -- 8.0%
      280   Deutsche Bank AG (Germany)                                    33,795
      360   HSBC Holdings plc ADR (Britain)                               32,951
      255   Kookmin Bank ADR (South Korea)                                19,898
      505   UBS AG ADR (Switzerland)                                      29,952
                                                                      ----------
                                                                         116,596
                                                                      ----------
            BIOTECHNOLOGY & DRUGS -- 3.4%
      665   Novo-Nordisk ADR (Denmark)                                    49,556
                                                                      ----------
            BUILDING MATERIALS & PRODUCTS -- 3.4%
      689   Cemex S.A. de C.V. ADR (Mexico)*                              20,725
    1,180   Chicago Bridge & Iron Co. N.V. ADR (Netherlands)              28,391
                                                                      ----------
                                                                          49,116
                                                                      ----------
            CHEMICALS - DIVERSIFIED -- 2.2%
      510   Akzo Nobel N.V. ADR (Netherlands)                             31,360
                                                                      ----------
            COMPUTER EQUIPMENT, SOFTWARE & SERVICES -- 7.3%
    1,515   Logitech International S.A. ADR (Switzerland)*                32,966
      720   NDS Group plc ADR (Britain)*                                  31,630
      830   SAP AG ADR (Germany)                                          41,085
                                                                      ----------
                                                                         105,681
                                                                      ----------
            CONSUMER PRODUCTS & SERVICES -- 1.8%
    2,000   KIRIN BREWERY CO., LTD. (Japan)                               26,300
                                                                      ----------
            ELECTRONIC INSTRUMENTS & CONTROLS -- 1.5%
      445   Garmin Ltd. (Cayman Islands)                                  21,707
                                                                      ----------
            ELECTRONICS -- 5.8%
      931   Canon, Inc. ADR (Japan)                                       48,682
    1,675   Matsushita Electric Industrial Co., Ltd. ADR (Japan)          35,393
                                                                      ----------
                                                                          84,075
                                                                      ----------

            COMMON STOCKS -- 96.7% (CONTINUED)
            ENGINEERING SERVICES -- 1.8%
    2,036   ABB Ltd. ADR (Switzerland)                                $   26,834
                                                                      ----------
            FINANCIAL SERVICES -- 3.4%
      810   Lazard, Ltd. (Bermuda)                                        32,384
    1,000   Nomura Holdings, Inc. ADR (Japan)                             17,580
                                                                      ----------
                                                                          49,964
                                                                      ----------
            FOOD, BEVERAGE, & TOBACCO -- 7.7%
      570   British American Tobacco plc ADR (Britain)                    31,185
      490   Diageo plc ADR (Britain)                                      34,809
      914   Groupe Danone ADR (France)                                    27,073
      339   Sodexho Alliance SA (France)                                  18,726
                                                                      ----------
                                                                         111,793
                                                                      ----------
            HEALTHCARE FACILITIES -- 1.4%
      480   Fresenius Medical Care AG & Co.
               KGaA ADR (Germany)                                         20,746
                                                                      ----------
            INDUSTRIAL -- 3.1%
      684   BHP Billiton Ltd. ADR (Australia)                             25,910
      458   KUBOTA CORP. ADR (Japan)                                      18,728
                                                                      ----------
                                                                          44,638
                                                                      ----------
            INSURANCE -- 6.2%
      785   Axa ADR (France)                                              28,974
      325   China Life Insurance Co., Limited (China)                     25,402
      815   ING Groep N.V. ADR (Netherlands)                              35,844
                                                                      ----------
                                                                          90,220
                                                                      ----------
            OIL/GAS -- 6.8%
      435   BP Amoco plc ADR (Britain)                                    28,527
      402   EnCana Corp. (Canada)                                         18,769
      285   PetroChina Co. Ltd. ADR (China)                               30,681
      345   Schlumberger Limited (United States)                          21,400
                                                                      ----------
                                                                          99,377
                                                                      ----------
            PHARMACEUTICALS -- 7.5%
      354   AstraZeneca PLC ADR (Britain)                                 22,125
    1,220   Dr. Reddy's Laboratories Ltd. ADR (India)                     19,300
      565   GlaxoSmithKline plc ADR (Britain)                             30,075
      435   Roche Holding ADR (Switzerland)                               37,693
                                                                      ----------
                                                                         109,193
                                                                      ----------
            RAILROADS -- 1.3%
      444   Canadian National Railway Co. (Canada)                        18,621
                                                                      ----------
            SEMICONDUCTORS -- 4.9%
      855   ADVANTEST CORP. ADR (Japan)                                   21,349
    3,510   ARM Holdings plc ADR (Britain)                                23,026
    2,727   Taiwan Semiconductor Manufacturing Co.
               Ltd. ADR (Taiwan)                                          26,179
                                                                      ----------
                                                                          70,554
                                                                      ----------

            COMMON STOCKS -- 96.7% (CONTINUED)
            TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 8.0%
    1,135   America Movil ADR (Mexico)                                $   44,684
    1,121   Hutchison Telecommunications International
               Ltd. (Hong Kong)*                                          29,393
    1,550   Nokia Oyj ADR (Finland)                                       30,520
      308   Telenor ASA ADR (Norway)                                      11,994
                                                                      ----------
                                                                         116,591
                                                                      ----------
            TOOLS & HARDWARE -- 2.0%
      955   Makita Corp. ADR (Japan)                                      28,383
                                                                      ----------
            UTILITIES -- 2.3%
      565   Veolia Environnement ADR (France)                             34,115
                                                                      ----------
            TOTAL COMMON STOCKS (COST $1,165,075)                      1,405,203
                                                                      ----------
            SHORT-TERM INVESTMENTS -- 2.8%
            MONEY MARKET FUNDS -- 0.0%
      339   FBR Fund for Government Investors (Cost $339)                    339
            REPURCHASE AGREEMENTS -- 2.8%
   40,985   FBR Repo, 4.50%, 10/2/06                                      40,984
                                                                      ----------
            TOTAL SHORT-TERM INVESTMENTS (COST $41,323)                   41,323
                                                                      ----------
            TOTAL INVESTMENTS -- 99.5%                                 1,446,526
               (COST $1,206,398)
            Other Assets in Excess of Liabilities -- 0.5%                  7,633
                                                                      ----------
            NET ASSETS -- 100.0%                                      $1,454,159
                                                                      ==========

*    Non-income producing.

ADR -- American Depositary Receipts

See accompanying notes to portfolio of investments.

                                                  THE NAVELLIER MILLENNIUM FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2006 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of September 30, 2006, The Navellier Millennium Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                    FEDERAL     GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
                                   TAX COST       APPRECIATION       DEPRECIATION      APPRECIATION
                                 ------------   ----------------   ----------------   --------------
Top 20 Portfolio                  $6,297,830        $648,345          $(274,270)         $374,075
International Growth Portfolio    $1,211,855        $253,599          $ (18,928)         $234,671

Item 2:  Controls and Procedures

         (a) The registrant's principal executive officer and principal financial officer have reviewed and evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and believe that they are operating effectively to ensure that material information relating to the registrant is disclosed to them by persons within the registrant or performing services for the registrant during this reporting period and that such procedures and controls also provide reasonable assurance that the information regarding financial reporting and financial statements is accurate and in accordance with generally accepted accounting principles.

         (b) There has been no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  November 22, 2006                 THE NAVELLIER MILLENNIUM FUNDS

                                         By:      /s/ Louis G. Navellier
                                                  ------------------------------
                                                     Louis G. Navellier
                                                     Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  November 22, 2006                 By:    /s/ Louis G. Navellier
                                                --------------------------------
                                                    Louis G. Navellier
                                                    Chief Executive Officer



Date:  November 22, 2006                 By:    /s/ Arjen Kuyper
                                                --------------------------------
                                                    Arjen Kuyper
                                                    Chief Financial Officer